GOVERNMENTAL SUPPORT	6 Months Ended
Jun. 30, 2023
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 12 - GOVERNMENTAL SUPPORT

During the year 2022, governments in some of the countries in which we operate have announced the implementation of government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity. During the periods ended June 30, 2023 and 2022, the Dutch government has provided financial assistance of €0 and €4,556 ($0 and $4,746 as of June 30, 2023 and  2022), respectively, which was fully recognized during those periods as reduction of labor expenses, respectively.

In the Netherlands wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and will have to be paid in 60 monthly installments, starting October 2022. The debt incurs annual interest starting July 2022 of 1% and increases every six months to a maximum of 4% starting on January 1, 2024 onwards. As of June 30, 2023, and December 31, 2022, the Company accumulated debt of €28,206 and €31,796 ($30,584 and $33,826 as of June 30, 2023 and December 31, 2022), respectively, to the Dutch tax authorities.